INVESTMENTS, Government Treasury Bonds (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Government treasury bonds [Abstract]
Balance of instruments		S/ 33,982,683	S/ 42,831,258
Government Treasury Bonds [Member]
Government treasury bonds [Abstract]
Balance of instruments	[1]	9,238,399	12,205,049
Peruvian Treasury Bonds [Member]
Government treasury bonds [Abstract]
Balance of instruments	[2]	7,496,775	11,343,664
U.S. Treasury and Federal Agency Bonds [Member]
Government treasury bonds [Abstract]
Balance of instruments		1,455,114	564,380
Bolivian Treasury Bonds[Member]
Government treasury bonds [Abstract]
Balance of instruments		89,941	74,248
Colombian Treasury Bonds [Member]
Government treasury bonds [Abstract]
Balance of instruments		87,428	101,741
Chilean Treasury Bonds [Member]
Government treasury bonds [Abstract]
Balance of instruments		83,978	81,502
Others [Member]
Government treasury bonds [Abstract]
Balance of instruments		S/ 25,163	S/ 39,514

[1]	As of December 31, 2021 and 2020, the balance includes the following Government Treasury Bonds:
[2]	The variation in the balance corresponds to sales of instruments and to the decrease in the fair value. The largest unrealized loss compared to the balance in 2020 is due to the political uncertainty of the country. See Note 2(c).